Pension Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Employer contributions					$ (143)	$ (135)	$ (130)
Components on the Consolidated Balance Sheets
Pension benefits asset					136	145
Liability for pension benefits					(282)	(270)
UK Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year			2,582	2,217	2,217	1,906
Service cost	9	9	18	17	35	36	37
Interest cost	27	27	54	54	108	106	100
Employee contributions			6	6	2	2
Actuarial loss					186	272
Benefits paid					(77)	(72)
Foreign currency changes					111	(23)
Plan amendments					0	(10)
Benefit obligations, end of year					2,582	2,217	1,906
Change in plan assets
Fair value of plan assets, beginning of year			2,716	2,353	2,353	2,085
Actual return on plan assets					226	269
Employee contributions			6	6	2	2
Employer contributions			49	40	92	92
Benefits paid					(77)	(72)
Foreign currency changes					120	(23)
Fair value of plan assets, end of year					2,716	2,353	2,085
Funded status at end of year					134	136
Components on the Consolidated Balance Sheets
Pension benefits asset					134	136
Liability for pension benefits					0	0
Amortization of net gains (losses)	11	10	22	20	47
Amortization of unrecognized prior service gain (loss)	(2)	(2)	(3)	(3)	(6)	(5)	(5)
US Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year			958	895	895	756
Service cost	0	0	0	0	0	0	0
Interest cost	9	10	19	20	41	41	40
Employee contributions					0	0
Actuarial loss					71	127
Benefits paid					(49)	(29)
Foreign currency changes					0	0
Plan amendments					0	0
Benefit obligations, end of year					958	895	756
Change in plan assets
Fair value of plan assets, beginning of year			708	637	637	602
Actual return on plan assets					80	34
Employee contributions					0	0
Employer contributions			18	16	40	30
Benefits paid					(49)	(29)
Foreign currency changes					0	0
Fair value of plan assets, end of year					708	637	602
Funded status at end of year					(250)	(258)
Components on the Consolidated Balance Sheets
Pension benefits asset					0	0
Liability for pension benefits					(250)	(258)
Amortization of net gains (losses)	2	2	4	4	9
Amortization of unrecognized prior service gain (loss)	0	0	0	0	0	0	0
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year			180	131	131	135
Service cost	1	1	2	2	3	4	4
Interest cost	2	1	3	3	7	7	7
Employee contributions					1	0
Actuarial loss					30	(4)
Benefits paid					(6)	(6)
Foreign currency changes					(5)	4
Plan amendments					0	(1)
Benefit obligations, end of year					180	131	135
Change in plan assets
Fair value of plan assets, beginning of year			150	128	128	125
Actual return on plan assets					11	1
Employee contributions					1	0
Employer contributions			4	4	11	13
Benefits paid					(6)	(6)
Foreign currency changes					5	(5)
Fair value of plan assets, end of year					150	128	125
Funded status at end of year					(30)	(3)
Components on the Consolidated Balance Sheets
Pension benefits asset					2	9
Liability for pension benefits					(32)	(12)
Amortization of net gains (losses)	1	0	1	0
Amortization of unrecognized prior service gain (loss)	$ 0	$ 0	$ 0	$ 0